Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Impairment of PPE	$ 0	$ 736	$ 1,550
Depreciation	13,409	13,090	11,289
Depreciation in cost of sales	$ 8,562	$ 7,685	$ 4,915